CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net sales to third parties		$ 7,362	$ 7,149	$ 6,785
Sales to former parent		0	4	4
Other revenues		146	0	3
Net sales and other revenues		7,508	7,153	6,792
Cost of net sales		(3,719)	(3,961)	(3,588)
Cost of other revenues		(127)	0	0
Gross profit		3,662	3,192	3,204
Selling, general & administration		(2,847)	(2,801)	(2,596)
Research & development		(656)	(587)	(584)
Other income		55	47	47
Other expense		(401)	(99)	(148)
Operating (loss)		(187)	(248)	(77)
Interest expense		(113)	(24)	(27)
Other financial income & expense		(32)	(28)	(23)
(Loss) before taxes		(332)	(300)	(127)
Taxes		324	(73)	(383)
Net (loss)/income	[1]	$ (656)	$ (227)	$ 256
(Loss)/earnings per share
Basic earnings per share (in dollars per share)		$ (1.34)	$ (0.46)	$ 0.52
Diluted earnings per share (in dollars per share)		$ (1.34)	$ (0.46)	$ 0.52
Weighted average number of shares outstanding
Weighted average number of shares outstanding - Basic (in shares)	[2]	488.2		488.2
Weighted average number of shares outstanding - Diluted (in shares)	[2]	488.2	488.2	488.2

[1]	"Former parent net investment" and "Equity" were previously presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.
[2]	For periods prior to the Spin-off, the denominator for basic and diluted earnings per share was calculated using 488.2 million shares of common stock distributed in the Spin-off.